Long-Term Investment	12 Months Ended
Dec. 31, 2024
Long-Term Investment [Abstract]
Long-term investment

8. Long-term investment

On August 16, 2024, the Company entered into an agreement with Chaoguo Zhou, to acquire 2,386,119 shares (36.04%) of EZ Intelligent Technology CO., LTD. (“EZ Intelligent”), with a consideration of NT$40,564. As of December 31, 2024, NT$15,300 was paid and 900,000 shares was acquired by the Company. Since the Company does not have the ability to exercise significant influence or control over EZ Intelligent’s operating and financial policies, this investment in EZ Intelligent is accounted for at fair value through profit or loss on long-term investment, with fair value changes recognized as impairment in the consolidated statements of operations and comprehensive (loss)/ income. For the year ended December 31, 2024, full provision for investment impairment of NT$15,300 was recognized as the EZ Intelligent Technology CO., LTD’s operating conditions have deteriorated.